Provisions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provisions [line items]
Provisions for termination benefits	$ 1,061	$ 968
Defined benefit plan	4,073	4,010	$ 2,855	$ 2,278
Pension service cost [member]
Disclosure of provisions [line items]
Provisions for termination benefits	600	400
Operating lease rentals [member]
Disclosure of provisions [line items]
Provisions for termination benefits		300
Commercial litigation [member]
Disclosure of provisions [line items]
Provisions for termination benefits	300	300
Employee Litigation and Severance [member]
Disclosure of provisions [line items]
Provisions for termination benefits	200	200
Settlement of Employee Litigation [Member]
Disclosure of provisions [line items]
Provisions for termination benefits	200	200
Termination of Commercial Litigation [Member]
Disclosure of provisions [line items]
Provisions for termination benefits	400	2,700
Payment for settlement of commercial litigation		1,700
France [member]
Disclosure of provisions [line items]
Defined benefit plan	$ 600	$ 1,500	$ 1,100